Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Entity registrant name	UBS Group AG
Entity central index key	0001610520
Current fiscal year end date	--12-31
Document type	6-K
Document period end date	Jun. 30, 2024
Amendment flag	false
Document fiscal year focus	2024
Document fiscal period focus	Q2